Share-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units			408,000
Share-based compensation	$ 21	$ 17	$ 32	$ 41	$ 47
Income tax benefit for share based compensation arrangements			9	11	14
Cash received from option exercises			53	60	37
Tax benefit realized from option exercises			8	18	10
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under this plan			13,776,935
2008 Share Purchase and Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date			April 23, 2008
2001 Share Purchase And Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date			May 3, 2001
Plan expiry date			May 03, 2011
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiry date			May 31, 2011
Time Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value			$ 6.98	$ 9.49	$ 5.25
Intrinsic value of options exercised			8	17	8
Unrecognized compensation cost related to nonvested share-based compensation			17
Weighted average period in which cost is expected to be recognized			3 years
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value			$ 7.61	$ 10.26	$ 7.11
Intrinsic value of options exercised			5	1	0
Unrecognized compensation cost related to nonvested share-based compensation			14
Weighted average period in which cost is expected to be recognized			2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested share-based compensation			$ 52
Weighted average period in which cost is expected to be recognized			3 years
Number of restricted stock units			408,005	918,480
Average share price			$ 35.82	$ 39.52